united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/17

Item 1. Reports to Stockholders.

FormulaFolios US Equity Fund
Semi-Annual Report
May 31, 2017

1-855-907-3233
www.formulafolios.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
FormulaFolios US Equity Fund - Institutional Class	7.20%	11.49%	9.70%
FormulaFolios US Equity Fund - Investor Class	6.62%	10.26%	8.86%
S&P 500 Total Return Index (2)	10.81%	17.47%	14.58%
Russell 3000 Total Return Index (3)	10.06%	17.69%	14.66%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses are 1.52%.and 2.52% for the Institutional Class and Investor Class per the April 1, 2017, prospectus. For performance information current to the most recent month-end, please call 1-855-907-3233.

(1)	Inception date was December 17, 2015.

(2)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

(3)	The Russell 3000 Total Return Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization. Investors may not invest directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Holdings By Industry Sector	% of Net Assets
Electric	9.7%
Healthcare-Services	9.5%
Semiconductors	5.8%
Retail	5.7%
Pharmaceuticals	4.7%
Commercial Services	3.4%
Machinery-Diversified	3.1%
Electronics	2.7%
Gas	2.7%
Food	2.6%
Other Assets in Excess of Liabilities/Short-Term Investments	50.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Fair Value
	COMMON STOCK - 75.7%
	AGRICULTURE - 1.3%
34,107	Altria Group, Inc.	$2,573,032

	AUTO MANUFACTURERS - 1.5%
45,850	PACCAR, Inc.	2,886,716

	AUTO PARTS & EQUIPMENT- 2.6%
35,752	Delphi Automotive PLC	3,145,103
61,005	Goodyear Tire & Rubber Co.	1,965,581
		5,110,684
	BANKS - 1.5%
67,103	Morgan Stanley & Co.	2,800,879

	CHEMICALS - 1.6%
560	AdvanSix, Inc. *	16,111
38,381	Eastman Chemical Co.	3,074,702
		3,090,813
	COMMERCIAL SERVICES - 3.4%
38,428	ManpowerGroup, Inc.	3,914,660
86,949	Quanta Services, Inc. *	2,665,856
		6,580,516
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
20,015	Ameriprise Financial, Inc.	2,417,612

	ELECTRIC - 9.7%
518,132	AES Corp.	6,051,782
37,452	Edison International	3,054,960
157,856	FirstEnergy Corp.	4,615,709
32,219	PG&E Corp.	2,203,135
73,376	PPL Corp.	2,928,436
		18,854,022
	ELECTRONICS - 2.7%
67,027	Brady Corp.	2,406,269
36,387	TE Connectivity Ltd.	2,869,115
		5,275,384
	FOOD - 2.6%
89,295	Tyson Foods, Inc.	5,120,175

	GAS - 2.7%
32,954	Southwest Gas Holdings, Inc.	2,622,150
41,755	Vectren Corp.	2,561,252
		5,183,402
	HAND/MACHINE TOOLS - 1.4%
20,328	Stanley Black & Decker, Inc.	2,797,946

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Fair Value
	COMMON STOCK - 75.7% (Continued)
	HEALTHCARE-SERVICES - 9.5%
81,867	Centene Corp. *	$5,946,000
40,829	Cigna Corp.	6,582,860
41,956	Laboratory Corp. of America Holdings *	5,831,884
		18,360,744
	HOLDING COMPANIES-DIVERSIFIED - 1.5%
121,454	Leucadia National Corp.	2,962,263

	HOME BUILDERS - 1.3%
76,837	DR Horton, Inc.	2,511,802

	HOUSEHOLD PRODUCTS/WARES - 1.3%
19,311	Kimberly-Clark Corp.	2,505,216

	INSURANCE - 2.6%
51,602	Loews Corp.	2,433,550
20,633	Travelers Cos., Inc.	2,576,030
		5,009,580
	IRON/STEEL - 1.6%
52,949	Nucor Corp.	3,076,337

	LEISURE TIME - 1.6%
28,804	Royal Caribbean Cruises Ltd.	3,173,625

	MACHINERY-DIVERSIFIED - 3.1%
46,488	Applied Industrial Technologies, Inc.	2,870,634
20,358	Cummins, Inc.	3,210,457
		6,081,091
	MEDIA - 1.4%
49,436	Meredith Corp.	2,674,488

	MISCELLANEOUS MANUFACTURING - 1.7%
38,795	Dover Corp.	3,202,527

	PACKAGING & CONTAINERS - 1.6%
57,542	WestRock Co.	3,131,436

	PHARMACEUTICALS - 4.7%
39,173	McKesson Corp.	6,388,725
40,732	Merck & Co., Inc.	2,652,060
		9,040,785
	RETAIL - 5.7%
127,115	Big 5 Sporting Goods Corp.	1,766,899
182,026	Chico’s FAS, Inc.	1,721,966
152,316	Macy’s, Inc.	3,579,426
19,600	Target Corp.	1,080,940
37,427	Wal-Mart Stores, Inc.	2,941,762
		11,090,993
	SEMICONDUCTORS - 5.8%
76,020	Applied Materials, Inc.	3,487,798
73,169	Maxim Integrated Products, Inc.	3,497,478
51,333	Texas Instruments, Inc.	4,234,459
		11,219,735

	TOTAL COMMON STOCK (Cost - $144,056,458)	146,731,803

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Fair Value
	LIMITED PARTNERSHIPS - 1.2%
	PIPELINES - 1.2%
53,524	TransMontaigne Partners LP	$2,223,922
	TOTAL LIMITED PARTNERSHIPS (Cost - $2,264,582)

	REAL ESTATE INVESTEMENTS TRUSTS (REITs) - 1.2%
10,600	Public Storage	2,282,710
	TOTAL LIMITED PARTNERSHIPS (Cost - $2,347,404)

	SHORT-TERM INVESTMENTS - 21.5%
	MONEY MARKET FUND - 21.5%
41,736,576	Fidelity Government Institutional Money Market Fund Institutional Class, 0.64% **	41,736,576
	TOTAL SHORT-TERM INVESTMENTS (Cost - $41,736,576)

	TOTAL INVESTMENTS - 99.6% (Cost - $190,405,020) (a)	$192,975,011
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	828,700
	NET ASSETS - 100.0%	$193,803,711

LP - Limited Partnership

PLC - Public Limited Company

*	Non-Income producing security

**	Interest rate reflects seven-day effective yield on May 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $190,318,635 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,694,086
Unrealized depreciation	(5,037,710)
Net unrealized appreciation	$2,656,376

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF ASSETS & LIABILITIES (Unaudited)
May 31, 2017

ASSETS
Investment securities:
At cost	$190,405,020
At value	$192,975,011
Receivable for fund shares sold	676,568
Dividends and interest receivable	360,204
Prepaid expenses and other assets	26,877
TOTAL ASSETS	194,038,660

LIABILITIES
Investment advisory fees payable	156,454
Payable for fund shares repurchased	73,563
Payable to related parties	4,932
TOTAL LIABILITIES	234,949
NET ASSETS	$193,803,711

NET ASSETS CONSIST OF:
Paid in capital	$182,836,588
Undistributed net investment income	672,265
Undistributed net realized gain from security transactions	7,724,867
Net unrealized appreciation (depreciation) of investments	2,569,991
NET ASSETS	$193,803,711

NET ASSET VALUE PER SHARE:
Institutional Class
Net Assets	$193,803,200
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,889,557
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.83

Investor Class
Net Assets	$511
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	48
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.70	(b)

(a)	Redemption price per share. The Fund will impose a 2% redemption fee for any redemption of fund shares occurring within 60 days of purchase.

(b)	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2017

INVESTMENT INCOME
Dividends	$1,588,947
Interest	74,364
TOTAL INVESTMENT INCOME	1,663,311

EXPENSES
Investment advisory fees	776,684
Non 12b-1 shareholder servicing fees	81,952
Administrative services fees	79,945
Registration fees	13,771
Chief Compliance Officer fees	8,787
Printing and postage expenses	8,559
Custodian fees	7,653
Audit fees	7,472
Trustees fees and expenses	7,280
Legal fees	6,198
Insurance expense	2,534
Other expenses	7,606
TOTAL EXPENSES	1,008,441

Less: Fees waived by the Adviser	(36,081)

NET EXPENSES	972,360

NET INVESTMENT INCOME	690,951

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	7,726,470
Net change in unrealized appreciation (depreciation) of investments	1,200,703
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,927,173

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,618,124

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the		For the
	Six Months Ended		Period* Ended
	May 31, 2017		November 30, 2016
	(Unaudited)
FROM OPERATIONS:
Net investment income	$690,951		$154,747
Net realized gain from security transactions	7,726,470		6,764,408
Net change in unrealized appreciation (depreciation) of investments	1,200,703		1,369,288
Net increase in net assets resulting from operations	9,618,124		8,288,443

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Institutional Shares	(215,307)		—
Investor Shares	(0	) ^	—
From net realized gains:
Institutional Shares	(6,769,031)		—
Investor Shares	(8)		—
Net decrease in net assets resulting from distributions to shareholders	(6,984,346)		—

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class Shares:
Proceeds from shares sold	81,602,783		131,089,041
Reinvestment of distributions	6,033,163		—
Redemption fee proceeds	22,528		92,142
Payments for shares redeemed	(16,269,125)		(19,689,551)
	71,389,349		111,491,632
Investor Class Shares:
Proceeds from shares sold	348		191
Reinvestment of distributions	8		—
Redemption fee proceeds	—		1
Payments for shares redeemed	—		(39)
	356		153
Net increase in net assets resulting from shares of beneficial interest	71,389,705		111,491,785

TOTAL INCREASE IN NET ASSETS	74,023,483		119,780,228

NET ASSETS
Beginning of Period	119,780,228		—
End of Period **	$193,803,711		$119,780,228
** Includes accumulated net investment income of:	$672,265		$196,621

SHARE ACTIVITY
Institutional Class Shares:
Shares Sold	7,602,597		13,135,990
Shares Reinvested	580,670		—
Shares Redeemed	(1,519,185)		(1,910,515)
Net increase in shares of beneficial interest outstanding	6,664,082		11,225,475

Investor Class Shares:
Shares Sold	32		19
Shares Reinvested	1		—
Shares Redeemed	—		(4)
Net increase in shares of beneficial interest outstanding	33		15

*	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

^	Amount represents less than $1.00

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period indicated.

	Institutional Class
	For the		For the
	Six Months Ended		Period Ended
	May 31, 2017		November 30, 2016 (1)
	(Unaudited)

Net asset value, beginning of period	$10.67		$10.00
Income from investment operations:
Net investment income (2)	0.05		0.02
Net realized and unrealized gain on investments	0.70		0.64
Total from investment operations	0.75		0.66
Less distributions from:
Net investment income	(0.02)		—
Net realized gains	(0.57)		—
Total distributions	(0.59)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.01
Net asset value, end of period	$10.83		$10.67
Total return (3)	7.20	% (8)	6.70	% (8)
Net assets, at end of period (000s)	$193,803		$119,780
Ratio of gross expenses to average net assets (4,5)	1.30	% (7)	1.45	% (7)
Ratio of net expenses to average net assets (5)	1.25	% (7)	1.25	% (7)
Ratio of net investment income to average net assets (6)	0.89	% (7)	0.21	% (7)
Portfolio Turnover Rate	112	% (8)	378	% (8)

(1)	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period indicated.

	Investor Class
	For the		For the
	Six Months Ended		Period Ended
	May 31, 2017		November 30, 2016 (1)
	(Unaudited)

Net asset value, beginning of period	$10.61		$10.00
Income from investment operations:
Net investment loss (2)	(0.00	) (10)	(0.00	) (10)
Net realized and unrealized gain on investments	0.68		0.61
Total from investment operations	0.68		0.61
Less distributions from:
Net investment income	(0.02)		—
Net realized gains	(0.57)		—
Total distributions	(0.59)		—
Paid-in-Capital From Redemption Fees	—		0.00	(10)
Net asset value, end of period	$10.70		$10.61
Total return (3)	6.62	% (8)	6.10	% (8)
Net assets, at end of period	$511	(9)	$156	(9)
Ratio of gross expenses to average net assets (4,5)	2.30	% (7)	2.45	% (7)
Ratio of net expenses to average net assets (5)	2.25	% (7)	2.25	% (7)
Ratio of net investment loss to average net assets (6)	(0.11	)% (7)	(0.79	)% (7)
Portfolio Turnover Rate	112	% (8)	378	% (8)

(1)	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

1.	ORGANIZATION

The FormulaFolios US Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund commenced operations on December 17, 2015.

The Fund offers two classes of shares designated as Institutional Class and Investor Class. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$146,731,803	$—	$—	$146,731,803
Limited Partnerships	2,223,922	—	—	2,223,922
Real Estate Investments Trusts (REITs)	2,282,710	—	—	2,282,710
Short-Term Investments	41,736,576	—	—	41,736,576
Total	$192,975,011	$—	$—	$192,975,011

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2016 or expected to be taken in the Fund’s 2017 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $192,711,800 and $141,854,892, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. FormulaFolio Investments, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended May 31, 2017, the Fund incurred $776,684 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, acquired fund fees and expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 1.25% and 2.25% per annum of the Fund’s average daily net assets for Institutional Class and Investor Class shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.25% and 2.25% of average daily net assets attributable to Institutional Class and Investor Class shares, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.25% and 2.25% of average daily net assets of the Institutional Class and Investor Class shares, respectively. If Fund operating expenses attributable to Institutional Class and Investor Class shares subsequently exceed 1.25% and 2.25%, per annum of the average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2017, the Adviser waived fees in the amount of $36,081. As of May 31, 2017 the total amount of expense reimbursements subject to recapture is $142,906 by November 30, 2019.

Distributor – The Fund has adopted the Trust’s Master Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. The maximum amount of the fee authorized is 1.00% of the Fund’s average daily net assets annual for Investor Class shares. For the six months ended May 31, 2017, the Fund incurred distribution fees of $0 for Investor Class shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended May 31, 2017, there were no underwriting commissions paid for sales of Investor Class shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the six months ended May 31, 2017, the Fund assessed $22,528 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the period ended November 30, 2016.

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$6,874,656	$3,016	$—	$—	$—	$1,455,673	$8,333,345

The difference between book basis and tax basis accumulated net investment income and unrealized appreciation from investments is primarily attributable to the tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses and tax adjustments for real estate investment trusts and partnerships, resulted in reclassification for the period ended November 30, 2016, as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(44,902)	$41,874	$3,028

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

FORMULAFOLIOS US EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 19, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the FormulaFolio US Equity Fund (the “FormulaFolio Fund”) and FormulaFolio Investments, LLC. (“FormulaFolio”) (the “FormulaFolio Advisory Agreement”).

Based on their evaluation of the information provided by FormulaFolio, in conjunction with the FormulaFolio Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the FormulaFolio Advisory Agreement with respect to FormulaFolio Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the FormulaFolio Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the FormulaFolio Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the FormulaFolio Advisory Agreement and comparative information relating to the advisory fee and other expenses of the FormulaFolio Fund. The materials also included due diligence materials relating to FormulaFolio (including due diligence questionnaires completed by FormulaFolio, select financial information of FormulaFolio, bibliographic information regarding FormulaFolio’s key management and investment advisory personnel, and comparative fee information relating to the FormulaFolio Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the FormulaFolio Advisory Agreement with respect to the FormulaFolio Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the FormulaFolio Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the FormulaFolio Advisory Agreement. In considering the approval of the FormulaFolio Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that FormulaFolio had previously provided the Board with materials related to the FormulaFolio Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with FormulaFolio, the Board reviewed materials provided by FormulaFolio relating to the FormulaFolio Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the FormulaFolio Fund including the team of individuals that primarily monitor and execute the investment process and provide oversight of the FormulaFolio Fund. The Board then discussed the extent of FormulaFolio’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered FormulaFolio’s specific responsibilities in all aspects of the day-to-day management of the FormulaFolio Fund. Additionally, the Board received satisfactory responses from the representative of FormulaFolio with respect to a series of important questions, including: whether FormulaFolio is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the FormulaFolio Fund; and whether FormulaFolio has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by FormulaFolio of its practices for monitoring compliance with the FormulaFolio Fund’s investment limitations, noting that FormulaFolio’s CCO will periodically review the portfolio managers’ performance of their duties with respect to the FormulaFolio Fund to ensure compliance under FormulaFolio’s compliance program. The Board then reviewed the capitalization of FormulaFolio based

FORMULAFOLIOS US EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2017

on financial information and other materials provided and discussed with FormulaFolio and concluded that FormulaFolio was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to the FormulaFolio Fund. The Board concluded that FormulaFolio had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the FormulaFolio Advisory Agreement with respect to the FormulaFolio Fund and that the nature, overall quality and extent of the management services to be provided by FormulaFolio were satisfactory and reliable.

Performance. The Board considered FormulaFolio’s past performance as well as other factors relating to FormulaFolio’s track record. The Board reviewed the performance of FormulaFolio’s composite track record for the proposed strategy, noting that performance was acceptable. The Board concluded that FormulaFolio was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided by FormulaFolio, the Board reviewed and discussed the proposed advisory fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by FormulaFolio with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for the FormulaFolio Fund, which stated that FormulaFolio had agreed to waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.25% and 1.25% of the FormulaFolios Fund’s average net assets, for Investor and Institutional Class shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for the FormulaFolio Fund were reasonable. It was the consensus of the Board that, based on FormulaFolio’s experience and expertise, and the services to be provided by FormulaFolio to the FormulaFolio Fund, the advisory fees to be charged by FormulaFolio were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to FormulaFolio with respect to the FormulaFolio Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by FormulaFolio. With respect to FormulaFolio, the Board concluded that based on the services provided and the projected growth of the FormulaFolio Fund, the fees were reasonable and that anticipated profits from FormulaFolio’s relationship with the respective Funds were not excessive.

Economies of Scale. As to the extent to which the FormulaFolio Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed FormulaFolio’s expectations for growth of the FormulaFolio Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the FormulaFolio Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from FormulaFolio as the Trustees believed to be reasonably necessary to evaluate the terms of the FormulaFolio Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the FormulaFolio Advisory Agreement, (a) the terms of the FormulaFolio Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the FormulaFolio Advisory Agreement is in the best interests of the FormulaFolio Fund and its shareholders. In considering the approval of the FormulaFolio Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the FormulaFolio Advisory Agreement was in the best interest of the FormulaFolio Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the FormulaFolio Advisory Agreement.

FORMULAFOLIOS US EQUITY FUND
EXPENSE EXAMPLES (Unaudited)
May 31, 2017

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 through May 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hypothetical
			Actual		(5% return before expenses)
	Fund’s		Ending
	Annualized	Beginning	Account	Expenses	Ending	Expenses
	Expense	Account Value	Value	Paid During	Account Value	Paid During
	Ratio	12/1/16	5/31/17	Period *	5/31/17	Period *

Institutional Class	1.25%	$1,000.00	$1,072.00	$6.46	$1,018.70	$6.29
Investor Class	2.25%	$1,000.00	$1,066.20	$11.59	$1,013.71	$11.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3233.

INVESTMENT ADVISOR
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/7/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/7/17